Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 4, 2014
Closing Date:		February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$67,110,263.02	0.2867960	$36,095,830.06	0.1542557	$31,014,432.96
Class A-2 Notes	$365,000,000.00	1.0000000	$365,000,000.00	1.0000000	$-
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$972,950,263.02	0.8535849	$941,935,830.06	0.8263755	$31,014,432.96

Weighted Avg. Coupon (WAC)	3.33%		3.32%
Weighted Avg. Remaining Maturity (WARM)	55.72		54.78
Pool Receivables Balance	$1,029,092,430.51		$996,670,805.06
Remaining Number of Receivables	58,439		57,589

Adjusted Pool Balance	$990,177,067.36		$959,162,634.40

III. COLLECTIONS

Principal:
Principal Collections	$31,352,183.96
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$358,282.64
Total Principal Collections	$31,710,466.60

Interest:
Interest Collections	$2,798,700.73
Late Fees & Other Charges	$37,359.90
Interest on Repurchase Principal	$-
Total Interest Collections	$2,836,060.63

Collection Account Interest	$790.08
Reserve Account Interest	$73.17
Servicer Advances	$-

Total Collections	$34,547,390.48

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$34,547,390.48
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$34,547,390.48

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$857,577.03	$-	$857,577.03	$857,577.03
Collection Account Interest					$790.08
Late Fees & Other Charges					$37,359.90
Total due to Servicer					$895,727.01

2. Class A Noteholders Interest:
Class A-1 Notes		$10,812.21		$10,812.21
Class A-2 Notes		$139,916.67		$139,916.67
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$507,307.88		$507,307.88	$507,307.88

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$33,009,078.59

9. Regular Principal Distribution Amount:					$31,014,432.96

		Distributable Amount		Paid Amount
Class A-1 Notes				$31,014,432.96
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$31,014,432.96		$31,014,432.96
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$31,014,432.96		$31,014,432.96

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,994,645.63

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$38,915,363.15
Beginning Period Amount	$38,915,363.15
Current Period Amortization	$1,407,192.49
Ending Period Required Amount	$37,508,170.66
Ending Period Amount	$37,508,170.66
Next Distribution Date Required Amount	$36,125,935.51

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.74%	1.80%	1.80%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.25%	57,155	99.06%	$987,317,886.75
30 - 60 Days	0.60%	343	0.76%	$7,551,982.26
61 - 90 Days	0.13%	74	0.15%	$1,451,312.34
91 + Days	0.03%	17	0.04%	$349,623.71
		57,589		$996,670,805.06
Total
Delinquent Receivables 61 + days past due	0.16%	91	0.18%	$1,800,936.05
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.15%	86	0.17%	$1,784,120.00
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.12%	74	0.15%	$1,587,289.17
Three-Month Average Delinquency Ratio	0.14%		0.17%

Repossession in Current Period		44		$1,039,205.97
Repossession Inventory		80		$918,013.81

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,069,441.49
Recoveries				$(358,282.64)
Net Charge-offs for Current Period				$711,158.85

Beginning Pool Balance for Current Period				$1,029,092,430.51

Net Loss Ratio				0.83%
Net Loss Ratio for 1st Preceding Collection Period				0.50%
Net Loss Ratio for 2nd Preceding Collection Period				0.56%
Three-Month Average Net Loss Ratio for Current Period				0.63%

Cumulative Net Losses for All Periods				$1,908,192.42
Cumulative Net Losses as a % of Initial Pool Balance				0.16%

Principal Balance of Extensions				$5,058,770.33
Number of Extensions				213

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